Additional Financial Information - Components of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	$ 8,945	$ 9,143	$ 9,146
Fiscal year activity	(4)	23	(329)
Ending balance	9,011	8,945	9,143
Net change in the fair value of cash flow hedges, income tax expense (benefit)	(4)	4	7
Pensions plans, income tax (expense) benefit	6	(2)	19
Foreign currency translation adjustments, fiscal year activity	(13)	0	(518)
Accumulated Other Comprehensive Loss
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(1,247)	(1,270)	(941)
Ending balance	(1,251)	(1,247)	(1,270)
Cash flow hedge adjustments:
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	33	21	0
Fiscal year activity	(11)	12	21
Ending balance	22	33	21
Benefit Plan Adjustments:
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(328)	(321)	(392)
Fiscal year activity	19	(7)	71
Ending balance	(309)	(328)	(321)
Foreign currency translation adjustments:
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(952)	(970)	(549)
Fiscal year activity	(12)	18	(421)
Ending balance	(964)	(952)	(970)
Noncontrolling Interests
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	881	921	935
Ending balance	891	881	921
Foreign currency translation adjustments, fiscal year activity	$ (1)	$ (18)	$ (97)